CASH FLOW STATEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of cash flow statement [text block] [Abstract]
Disclosure of Change in Operating Assets [text block]
	The Group			The Bank
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m
Change in financial assets held at amortised cost	(10,338)	(25,178)	1,230	(992)	(2,832)	(2,917)
Changes in amounts due from fellow Lloyds Banking Group undertakings	4,827	810	8,412	9,875	(23,861)	(14,211)
Change in derivative financial instruments and financial assets at fair value through profit or loss	40,137	9,285	(13,954)	37,356	15,459	(2,014)
Change in other operating assets	(442)	(650)	1,012	295	69	69
Change in operating assets	34,184	(15,733)	(3,300)	46,534	(11,165)	(19,073)

Disclosure of change in operating liabilities [text block]
	The Group			The Bank
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m
Change in deposits from banks	(2,677)	13,415	(654)	(2,219)	(1,917)	(4,261)
Change in customer deposits	(11,901)	2,935	(3,690)	(5,258)	13,417	6,602
Changes in amounts due to fellow Lloyds Banking Group undertakings	(5,466)	44	2,799	(23,522)	12,812	16,525
Change in debt securities in issue	4,730	(11,968)	(8,950)	1,442	(6,079)	(6,379)
Change in derivative financial instruments and financial liabilities at fair value through profit or loss	(45,383)	(12,677)	11,680	(46,514)	(15,110)	6,995
Change in investment contract liabilities	(353)	(4,665)	(2,665)	–	–	–
Change in other operating liabilities	(383)	(463)	(549)	(648)	340	(107)
Change in operating liabilities	(61,433)	(13,379)	(2,029)	(76,719)	3,463	19,375

Disclosure of Non-cash and other items [text block]
	The Group			The Bank
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m
Depreciation and amortisation	2,374	2,370	2,380	1,031	932	821
Permanent diminution in value of investment in subsidiaries	–	–	–	92	302	562
Dividends received from subsidiary undertakings	–	–	–	(4,968)	(4,479)	(3,984)
Revaluation of investment properties	(46)	(230)	83	–	–	–
Allowance for loan losses	1,012	691	592	553	465	450
Write-off of allowance for loan losses, net of recoveries	(1,000)	(1,062)	(1,272)	(608)	(475)	(608)
Impairment charge (credit) relating to undrawn balances	(72)	(9)	(13)	(46)	(3)	(3)
Impairment of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	(14)	6	173	(2)	–	172
Change in insurance contract liabilities	(1,520)	9,169	14,081	–	–	–
Payment protection insurance provision	1,395	1,300	1,350	628	781	952
Other regulatory provisions	561	865	1,085	311	342	527
Other provision movements	(509)	(8)	(27)	(413)	(48)	57
Additional capital injections to subsidiaries	–	–	–	(72)	(149)	–
Charge in respect of defined benefit schemes	404	369	287	196	165	142
Impact of consolidation and deconsolidation of OEICs[1]	–	–	(3,157)	–	–	–
Unwind of discount on impairment allowances	(39)	(23)	(32)	(33)	(37)	(44)
Foreign exchange element on balance sheet[2]	(365)	209	(648)	(130)	718	272
Interest expense on subordinated liabilities	1,072	1,285	1,812	654	664	1,175
Loss (profit) on disposal of businesses	(1,010)	–	–	21	(555)	–
Other non-cash items	933	537	766	990	1,181	159
Total non-cash items	3,176	15,469	17,460	(1,796)	(196)	650
Contributions to defined benefit schemes	(868)	(587)	(630)	(455)	(401)	(425)
Payments in respect of payment protection insurance provision	(2,101)	(1,657)	(2,200)	(302)	(946)	(1,577)
Payments in respect of other regulatory provisions	(956)	(928)	(761)	(1,057)	(430)	(561)
Other	6	–	2	–	–	–
Total other items	(3,919)	(3,172)	(3,589)	(1,814)	(1,777)	(2,563)
Non-cash and other items	(743)	12,297	13,871	(3,610)	(1,973)	(1,913)
1	These OEICs (Open-ended investment companies) are mutual funds which are consolidated if the Group manages the funds and also has a sufficient beneficial interest. The population of OEICs to be consolidated varies at each reporting date as external investors acquire and divest holdings in the various funds. The consolidation of these funds is effected by the inclusion of the fund investments and a matching liability to the unit holders; and changes in funds consolidated represent a non-cash movement on the balance sheet.

2	When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.

Disclosure of cash and cash equivalents [text block]
	The Group			The Bank
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m

Cash and balances with central banks	40,213	58,521	47,452	37,632	55,835	44,595
Less: mandatory reserve deposits[1]	(2,541)	(957)	(914)	(803)	(535)	(455)
	37,672	57,564	46,538	36,829	55,300	44,140
Loans and advances to banks	3,692	4,274	5,583	3,153	3,611	4,379
Loans and advances to banks within disposal group (note 13)	–	2,337	21,319	–	–	–
Less: amounts with a maturity of three months or more	(1,641)	(3,193)	(10,532)	(1,328)	(2,791)	(3,253)
	2,051	3,418	16,370	1,825	820	1,126
Total cash and cash equivalents	39,723	60,982	62,908	38,654	56,120	45,266
Cash and cash equivalents of continuing operations	39,723	58,645	48,420	38,654	56,120	45,266
Cash and cash equivalents in disposal group (note 13)	–	2,337	14,488	–	–	–
Total cash and cash equivalents	39,723	60,982	62,908	38,654	56,120	45,266
1	Mandatory reserve deposits are held with local central banks in accordance with statutory requirements; these deposits are not available to finance the Group’s day-to-day operations.

Disclosure of Acquisitions of Group Undertakings and Businesses [text block]
	The Group			The Bank
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m
Net assets acquired:
Cash and cash equivalents	–	123	–	–	–	–
Loans and advances to customers	–	7,811	–	–	7,311	–
Available-for-sale financial assets	–	16	–	–	–	–
Intangible assets	21	702	–	–	–	–
Property, plant and equipment	–	6	–	–	1	–
Other assets	6	414	–	–	5	–
Customer deposits	–	–	–	–	(8,114)	–
Deposits from banks[1]	–	(6,431)	–	–	–	–
Net balances with group undertakings	–	–	–	–	1,305	–
Other liabilities	(1)	(927)	–	–	(103)	–
Goodwill arising on acquisition	–	302	–	–	–	–
Adjustment on vesting of businesses (note 24)	–	–	–	–	(278)	–
Investments in subsidiaries derecognised on vesting of businesses (note 24)	–	–	–	–	(127)	–
Cash consideration	26	2,016	–	–	–	–
Less: Cash and cash equivalents acquired	–	(123)	–	–	–	–
Net cash outflow arising from acquisitions	26	1,893	–	–	–	–
Investment in subsidiary acquired	–	–	–	98	2,026	–
Acquisition of and additional investment in joint ventures	–	20	20	–	–	–
Net cash outflow from acquisitions in the year	26	1,913	20	98	2,026	–
1	Upon acquisition in 2017, the funding of MBNA was assumed by the Bank.

Disclosure of disposal of group undertakings and businesses
	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Financial assets at fair value through profit or loss	125,379	2,117	–	–
Loans and advances to customers	3,495	344	–	–
Due from fellow group undertakings	14,436	176	–	–
Derivative financial instruments	3,027	–	–	–
Investment property	3,639	–	–	–
Goodwill	1,836	–	–	–
Value of in-force business	4,902	–	–	–
Available-for-sale financial assets	–	375	–	–
Property, plant and equipment	48	11	–	–
	156,762	3,023	–	–
Customer deposits	(15,236)	(22)	–	–
Due to fellow Lloyds Banking Group undertakings	(2,584)	(1,706)	–	–
Derivative financial instruments	(2,762)	–	–	–
Liabilities from insurance and investment contracts	(117,021)	–	–	–
Subordinated liabilities	(2,494)	–	–	–
Non-controlling interests	(305)	(387)	–	–
Other net assets (liabilities)	(8,759)	50	–	–
	(149,161)	(2,065)	–	–
Net assets (liabilities) disposed of	7,601	958	–	–
Investment in subsidiary disposed of	–	–	7,725	37
Disposal of investment in joint ventures	–	26	–	–
Profit (loss) on sale of businesses	1,010	–	(21)	555
Cash consideration received on losing control of group undertakings and businesses	8,611	984	7,704	592
Cash and cash equivalents disposed	(7)	–	–	–
Net cash inflow	8,604	984	7,704	592